Property and equipment, net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 9,953,570	$ 23,760,697
Less: accumulated depreciation and amortization	(5,916,276)	(9,875,618)
Property and equipment, net	4,037,294	13,885,079
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,764,519	18,098,589
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,498,081	4,711,617
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	344,788	445,391
Information Technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	263,007	294,549
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 83,175	$ 210,551